CONSOLIDATED BALANCE SHEETS	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	$ 2,655,146,371	¥ 18,434,681,251	$ 2,767,632,821	¥ 19,215,674,674
Restricted cash	251,258,866	1,744,490,307		2,286,882,592
Short-term investment	2,032,674,966	14,112,862,288		8,235,785,516
Accounts receivable, net	666,112,390	4,624,818,322		3,150,768,364
Due from related parties	113,438,569	787,603,986		961,791,458
Prepayments and other current assets	893,991,889	6,206,985,686		6,749,965,827
Total current assets	6,612,623,051	45,911,441,840		40,600,868,431
Long-term deposits and prepayments	165,242,575	1,147,279,197		486,785,968
Long-term loan receivable	31,063,381	215,673,057		578,524,154
Long-term receivables due from related parties	86,405,479	599,913,241		543,911,586
Land use rights	14,337,429	99,544,772		102,328,181
Property, equipment and software	805,409,777	5,591,960,081		5,555,959,499
Investments	2,957,341,548	20,532,822,365		13,870,523,498
Goodwill	8,067,864,841	56,015,185,590		45,690,440,903
Intangible assets	2,005,584,032	13,924,769,931		11,007,915,171
Deferred tax assets, non-current	54,056,113	375,311,594		405,334,569
Total assets	20,799,928,226	144,413,901,668		118,842,591,960
Current liabilities:
Short-term debt and current portion of long-term debt	991,978,912	6,887,309,589		12,710,213,398
Accounts payable	1,048,363,976	7,278,791,082		5,944,501,681
Due to related parties	120,613,761	837,421,345		2,062,965,953
Salary and welfare payable	361,289,177	2,508,430,757		1,196,691,839
Taxes payable	156,163,248	1,084,241,429		1,641,379,425
Advances from customers	1,179,726,351	8,190,840,057		5,955,827,306
Accrued liability for customer reward program	94,796,296	658,170,680		593,346,816
Other payables and accruals	410,459,635	2,849,821,247		3,561,167,650
Total current liabilities	4,363,391,356	30,295,026,186		33,666,094,068
Deferred tax liabilities, non-current	519,643,210	3,607,882,808		3,045,259,390
Long-term debt	4,990,735,065	34,650,673,553		18,354,608,260
Other long-term liabilities	48,907,766	339,566,619		91,702,261
Total liabilities	9,922,677,397	68,893,149,166		55,157,663,979
Commitments and contingencies (Note 21)
Shareholders' equity
Share capital (US$0.01 par value; 175,000,000 shares authorized, issued shares as of December 31, 2015 and 2016: 54,744,585 and 67,402,721; outstanding shares as of December 31, 2015 and 2016: 51,167,228 and 64,105,412	714,440	4,960,354		4,121,245
Additional paid-in capital	9,480,051,664	65,819,998,701		37,991,678,952
Statutory reserves	34,206,513	237,495,820		168,940,969
Accumulated other comprehensive income	145,524,086	1,010,373,732		560,077,281
Retained earnings	964,940,316	6,699,580,613		8,198,838,659
Less: Treasury stock (3,577,357 and 3,247,309 shares as of December 31, 2015 and 2016, respectively.)	(321,989,703)	(2,235,574,510)		(2,372,927,372)
Total Ctrip's shareholders' equity	10,303,447,316	71,536,834,710		44,550,729,734
Non-controlling interests	573,803,513	3,983,917,792		19,134,198,247
Total shareholders' equity	10,877,250,829	75,520,752,502		63,684,927,981
Total liabilities and shareholders' equity	$ 20,799,928,226	¥ 144,413,901,668		¥ 118,842,591,960